SEGMENT INFORMATION - Schedule of Long-Lived Assets by Geographic Regions (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets, excluding goodwill and other intangible assets	$ 1,400,247	$ 1,360,393
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets, excluding goodwill and other intangible assets	999,119	992,684
Foreign countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets, excluding goodwill and other intangible assets	$ 401,128	$ 367,709